UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-05987

Morgan Stanley New York Municipal Money Market Trust
(Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York		10020
(Address of principal executive offices)		(Zip code)

Ronald E. Robison 1221 Avenue of the Americas, New York, New York 10020
(Name and address of agent for service)

Registrant's telephone number, including area code:		212-762-4000

Date of fiscal year end:	December 31, 2006

Date of reporting period:	March 31, 2006

Item 1. Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley New York Municipal Money Market Trust

Portfolio of Investments March 31, 2006 (unaudited)

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE†	DEMAND DATE*	VALUE

	New York Tax-Exempt Short-Term Variable Rate Municipal Obligations (80.8%)
$1,490	Metropolitan Transportation Authority, ROCs II-R Ser 263 (FSA)	3.20%	04/07/06	$1,490,000
1,200	Nassau County Interim Finance Authority, Sales Tax Ser 2002 B (FSA)	3.11	04/07/06	1,200,000
1,500	New York City, Fiscal 2005 Ser M P-FLOATs PT-3256	3.23	04/07/06	1,500,000
	New York City Housing Development Corporation,
2,000	James Tower Development 2002 Ser A	3.13	04/07/06	2,000,000
2,700	Multi Family Carnegie Park Ser 1997 A	3.14	04/07/06	2,700,000
1,000	New York City Industrial Development Agency, One Bryant Park LLC Ser 2004 A	3.20	04/07/06	1,000,000
2,300	New York City Transitional Finance Authority, Recovery Fiscal 2003 Ser 3 Subser 3F	3.16	04/03/06	2,300,000
1,000	New York State, Environmental Quality Ser 1986 G	2.95	08/03/06	1,000,000
	New York State Dormitory Authority,
1,365	Mount Saint Mary College, Ser 2005 (Radian)	3.21	04/07/06	1,365,000
1,500	North Shore - Long Island Jewish Obligated Group Ser 2005 Subser A	3.15	04/07/06	1,500,000
650	The Metropolitan Museum of Art Ser A	3.12	04/07/06	650,000
1,500	The New York Public Library Ser 1998 B (MBIA)	3.14	04/07/06	1,500,000
1,500	University of Rochester Ser 2006 B-1 (MBIA)	3.22	04/07/06	1,500,000
1,000	Upstate Community Colleges Ser 2005 C (CIFG)	3.15	04/07/06	1,000,000
785	Yeshiva University Ser 2004 ROCs II-R 4558 (Ambac)	3.20	04/07/06	785,000
3,000	New York State Energy Research & Development Authority, Long Island Lighting Co Ser 1997 A (AMT)	3.21	04/07/06	3,000,000
	New York State Housing Finance Agency,
1,200	20 River Terrace Housing 2002 Ser A	3.16	04/07/06	1,200,000
3,200	750 Sixth Avenue 1998 Ser A (AMT)	3.21	04/07/06	3,200,000
2,500	Historic Front Street 2003 Ser A	3.16	04/07/06	2,500,000
2,300	State Personal Income Tax Economic Development & Housing Ser 2005 C (FGIC)	3.16	04/07/06	2,300,000
2,000	Talleyrand Crescent 1999 Ser A (AMT)	3.18	04/07/06	2,000,000
2,600	New York State Local Government Assistance Corporation, Ser 1994 B	3.09	04/07/06	2,600,000
1,000	Niagara Falls Bridge Commission, Toll Bridge Refg Ser 1993 A (FGIC)	3.13	04/07/06	1,000,000
2,400	Oneida Indian Nation of New York, Ser 2002	3.15	04/07/06	2,400,000
1,000	Sales Tax Asset Receivable Corporation, 2004 Ser A Eagle # 20040048 Class A (Ambac)	3.20	04/07/06	1,000,000
1,800	Suffolk County Water Authority, Ser 2003 BANs	3.12	04/07/06	1,800,000

	Puerto Rico
1,000	Puerto Rico, Public Improvement Ser 2001-1 TOCs (FSA)	3.19	04/07/06	1,000,000

	Total New York Tax-Exempt Short-Term Variable Rate Municipal Obligations
	(Cost $45,490,000)			45,490,000

		COUPON RATE	MATURITY DATE	YIELD TO MATURITY ON DATE OF PURCHASE
	New York Tax-Exempt Commercial Paper (7.7%)
1,500	New York City Municipal Water Finance Authority, Ser 5-B	3.18%	04/13/06	3.18%	1,500,000
1,000	New York State, Environmental Quality Ser 1997 A	3.26	05/18/06	3.26	1,000,000
1,800	New York State Dormitory Authority, Columbia University 1997 Issue	3.09	05/09/06	3.09	1,800,000

	Total New York Tax-Exempt Commercial Paper
	(Cost $4,300,000)				4,300,000

	New York Tax-Exempt Short-Term Municipal Notes (11.1%)
	Board of Cooperative Educational Services,
1,000	Oswego County School District Ser 2005 RANs, dtd 06/23/05	4.00	06/23/06	2.85	1,002,542
1,000	Suffolk County First Supervisory District Ser 2005 RANs, dtd 07/01/05	3.75	06/29/06	2.84	1,002,158
937	Friendship Central School District, Ser 2005 BANs, dtd 08/03/05	4.00	08/03/06	2.85	940,559
1,000	Gloversville City School District, Ser 2005 BANs, dtd 12/01/05	4.50	09/28/06	3.33	1,005,615
1,280	Spencer-Van Etten Central School District, Ser 2005 BANs, dtd 06/17/05	4.25	06/15/06	2.83	1,283,631
1,000	Vestal, Ser 2005 BANs, dtd 07/14/05	3.75	07/14/06	2.77	1,002,715

	Total New York Tax-Exempt Short-Term Municipal Notes
	(Cost $6,237,220)				6,237,220

Total Investments (Cost $56,027,220) (a)	99.6%	56,027,220

Other Assets in Excess of Liabilities	0.4	244,077

Net Assets	100.0%	$56,271,297

AMT	Alternative Minimum Tax.
BANs	Bond Anticipation Notes.
P-FLOATs	Puttable Floating Option Tax-Exempt Receipts.
RANs	Revenue Anticipation Notes.
ROCs	Reset Option Certificates.
TOCs	Tender Option Certificates.
†	Rate shown is the rate in effect at March 31, 2006.
*	Date on which the principal amount can be recovered through demand.
(a)	Cost is the same for federal income tax purposes.

Bond Insurance:
Ambac	Ambac Assurance Corporation.
CIFG	CIFG Assurance North America, Inc.
FGIC	Financial Guaranty Insurance Company.
FSA	Financial Security Assurance Inc.
MBIA	Municipal Bond Investors Assurance Corporation.
Radian	Radian Asset Assurance Inc.

Item 2. Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley New York Municipal Money Market Trust

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
May 18, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
May 18, 2006

/s/ Francis Smith
Francis Smith
Principal Financial Officer
May 18, 2006